DEBT - Loan Facilities Additional Information (Details)	1 Months Ended									12 Months Ended
	Oct. 31, 2024 USD ($) vessel	Apr. 30, 2024 USD ($) vessel	Feb. 29, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Jul. 31, 2023 USD ($) vessel	Apr. 30, 2023 USD ($) vessel	Jan. 31, 2023 USD ($) vessel	May 31, 2022 USD ($)	Aug. 31, 2021 USD ($) vessel newbuilding	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Number of vessels serving as security | vessel				83						83	83
Repayments of long-term debt										$ 741,500,000	$ 385,413,000	$ 417,217,000
Loan repayments										741,500,000	385,413,000	417,217,000
$155.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Principal amount	$ 150,000,000									150,000,000.0
Number of vessels serving as security | vessel	6
Tenor term	5 years
Adjusted profile term	20 years
Variable interest rate	1.65%
Variable interest rate, adjustment	0.0005
Balloon payment	$ 900,000
Remaining borrowing capacity										50,000,000
Amount drawn under facility										100,000,000
$175.0 Million Term Loan Facility
Debt Instrument [Line Items]
Principal amount	$ 175,000,000
$180.0 M Term Loan Facility
Debt Instrument [Line Items]
Principal amount		$ 180,000,000								180,000,000
Tenor term		5 years
Adjusted profile term		20 years
Variable interest rate		1.60%
Variable interest rate, adjustment		0.0005
Balloon payment		$ 126,600,000
Number of vessels financed | vessel		6
Repayments of long-term debt										5,600,000
$233.0 million term loan
Debt Instrument [Line Items]
Principal amount		$ 233,000,000								$ 233,000,000
Tenor term										2 years
Adjusted profile term										20 years
Variable interest rate										1.90%
Repayments of long-term debt										$ 181,400,000	33,200,000
$360.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Principal amount			$ 360,000,000							360,000,000
Number of vessels serving as security | vessel			19
Tenor term			5 years
Adjusted profile term			20 years
Variable interest rate			1.75%
Variable interest rate, adjustment			0.0005
Balloon payment			$ 164,400,000
Remaining borrowing capacity										50,000,000
Repayments of long-term debt										27,800,000
$360.0M Loan And Revolving Facility | Golden Diamond
Debt Instrument [Line Items]
Loan repayments										6,600,000
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount			120,000,000							$ 120,000,000
Tenor term										7 years
Adjusted profile term										20 years
Variable interest rate										2.51%
Repayments of long-term debt										$ 58,600,000	5,000,000
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount			$ 304,000,000							$ 304,000,000.0
Tenor term										5 years
Adjusted profile term										20 years
Variable interest rate										2.61%
Repayments of long-term debt										$ 197,900,000	18,700,000
Sale-leaseback
Debt Instrument [Line Items]
Principal amount				$ 85,000,000					$ 260,000,000	85,000,000	85,000,000
Tenor term				10 years
Adjusted profile term				21 years
Variable interest rate				1.85%
Amount drawn under facility										85,000,000
Repayments of long-term debt										$ 2,000,000
Number of vessels sold and leased back | vessel				4						4
$40.0 million term loan
Debt Instrument [Line Items]
Principal amount					$ 40,000,000					$ 40,000,000.0
Tenor term					7 years
Variable interest rate					1.75%
Balloon payment					$ 26,500,000
Remaining borrowing capacity										0
Number of vessels financed | vessel					2
Repayments of long-term debt										2,000,000
$80.0 million term loan
Debt Instrument [Line Items]
Principal amount						$ 80,000,000				80,000,000.0
Tenor term						7 years
Variable interest rate						1.80%
Balloon payment						$ 52,000,000
Remaining borrowing capacity										0
Number of vessels financed | vessel						4
Repayments of long-term debt										4,000,000	2,000,000
$250.0M Credit Facility
Debt Instrument [Line Items]
Principal amount							$ 250,000,000.0
Number of vessels serving as security | vessel							16
Variable interest rate							1.80%
Balloon payment							$ 112,100,000
Remaining borrowing capacity										0
Repayments of long-term debt										50,400,000	26,000,000
$250.0M Credit Facility | Golden Bull
Debt Instrument [Line Items]
Repayments of long-term debt										7,700,000
$250.0M Credit Facility | Golden Ruby
Debt Instrument [Line Items]
Repayments of long-term debt										8,100,000
$250.0M Credit Facility | Golden Gayle
Debt Instrument [Line Items]
Repayments of long-term debt										12,400,000
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount								$ 275,000,000		275,000,000.0
Variable interest rate								1.90%
Balloon payment								$ 114,400,000
Remaining borrowing capacity										50,000,000
Repayments of long-term debt										72,100,000	22,100,000
$275.0 million term loan and revolving facility | Term Loan
Debt Instrument [Line Items]
Principal amount								275,000,000
$50 Million Revolving Credit Tranche Of $275 Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt										50,000,000
$50 Million Revolving Credit Tranche Of $275 Term Loan Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount								$ 50,000,000
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount									$ 260,000,000	260,000,000.0
Tenor term									7 years
Adjusted profile term									21 years
Variable interest rate									2.00%
Remaining borrowing capacity										0
Repayments of long-term debt											12,400,000	$ 12,400,000
Number of vessels sold and leased back | vessel									9
Number of newbuilding sold and leased back | newbuilding									3
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount										$ 175,000,000
Tenor term										5 years
Adjusted profile term										19 years
Variable interest rate										2.16%
Remaining borrowing capacity										$ 50,000,000
Repayments of long-term debt										127,300,000	35,100,000
$25 Million Revolving Credit Tranche Of $175 Term Loan Facility
Debt Instrument [Line Items]
Repayments of long-term debt										$ 25,000,000	$ 25,000,000